BALANCE SHEET - USD ($)		Jun. 30, 2022	Dec. 31, 2021
Current Assets:
Total current assets		$ 294,095,000	$ 238,006,000
Other Assets, Noncurrent		15,931,000	4,434,000
Total Assets		661,446,000	593,020,000
Liabilities, Current [Abstract]
Accrued expenses			26,370,000
Total current liabilities		231,324,000	168,240,000
Total liabilities		573,389,000	487,147,000
Commitments and Contingencies
Stockholders' Deficit
Additional paid-in-capital		60,975,000	60,973,000
Retained Earnings (Accumulated Deficit)		(276,196,000)	(251,725,000)
Total Liabilities, Redeemable Units and Unitholders' Deficit		661,446,000	593,020,000
CIK 0001846136 Riverview Acquisition Corp
Current Assets:
Cash		796,388	1,121,737
Prepaid expenses		371,272	352,171
Total current assets		1,167,660	1,473,908
Other Assets, Noncurrent		28,267	197,861
Marketable securities held in Trust Account		250,257,574	250,035,732
Total Assets		251,453,501	251,707,501
Liabilities, Current [Abstract]
Accrued expenses		189,859	307,505
Total current liabilities		224,646	307,505
Warrant liabilities		19,334,140	10,562,976
Deferred underwriting fee payable		8,750,000	8,750,000
Total liabilities		30,090,019	19,957,504
Commitments and Contingencies
Class A common stock, $0.001 par value; 85,000,000 shares authorized; 25,000,000 shares subject to possible redemption at redemption value		250,122,787	250,000,000
Stockholders' Deficit
Preferred stock, $0.001 par value; 1,000,000 shares authorized, none issued and outstanding		0	0
Additional paid-in-capital		0	0
Retained Earnings (Accumulated Deficit)		(28,765,555)	(18,256,253)
Total Stockholders' Deficit		(28,759,305)	(18,250,003)
Total Liabilities, Redeemable Units and Unitholders' Deficit		251,453,501	251,707,501
Class A Common Stock [Member] | CIK 0001846136 Riverview Acquisition Corp
Liabilities, Current [Abstract]
Class A common stock, $0.001 par value; 85,000,000 shares authorized; 25,000,000 shares subject to possible redemption at redemption value			250,000,000
Stockholders' Deficit
Common stock		0	0
Class B Common Stock [Member] | CIK 0001846136 Riverview Acquisition Corp
Stockholders' Deficit
Common stock	[1]	$ 6,250	$ 6,250

[1]	Excluded an aggregate of 937,500 shares forfeited as of December 31, 2021 (see Note 5).